Debt - Additional Information (Detail)		1 Months Ended		3 Months Ended	12 Months Ended
	May 02, 2017 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NZD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 NZD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 NZD ($)	Apr. 30, 2016 USD ($)
Debt Instrument [Line Items]
Repayment of debt					$ 338,769,000		$ 613,487,000	$ 582,039,000
Debt modification and extinguishment costs					(4,192,000)		(6,689,000)	(3,802,000)
Deferred financing costs			$ 6,848,000		6,848,000		6,890,000
Debt, current			8,293,000		8,293,000		10,705,000
Debt, noncurrent			$ 498,532,000		498,532,000		496,547,000
Cash drawn under the facility during the period					343,723,000		514,485,000	581,167,000
Interest cost incurred and expensed					$ 47,100,000		60,800,000	70,700,000
Debt covenant compliance					The Company was in compliance with all of its debt covenants.	The Company was in compliance with all of its debt covenants.
Interest Expense
Debt Instrument [Line Items]
Amortization of deferred financing costs					$ 2,500,000		2,600,000	$ 3,300,000
Triology LLC Due 2022 Notes
Debt Instrument [Line Items]
Aggregate principal amount of notes	$ 350,000,000
Deferred financing cost	4,800,000
Financing expenses	4,300,000
Debt modification and extinguishment costs				$ 2,400,000
Debt stated interest rate			8.875%		8.875%				8.875%
Notes issued, percentage of face value			99.506%		99.506%				99.506%
Interest payment					Semi-annually in arrears on May 1 and November 1.	Semi-annually in arrears on May 1 and November 1.
Maturity date					May 01, 2022	May 01, 2022
Redemption option, description					Trilogy LLC has the option of redeeming the Trilogy LLC 2022 Notes, in whole or in part, upon not less than 30 days' and not more than 60 days' prior notice	Trilogy LLC has the option of redeeming the Trilogy LLC 2022 Notes, in whole or in part, upon not less than 30 days' and not more than 60 days' prior notice
Triology LLC Due 2022 Notes | Prior to May 1, 2019
Debt Instrument [Line Items]
Debt Instrument, Redemption Price					100%, plus a "make whole" premium	100%, plus a "make whole" premium
Triology LLC Due 2022 Notes | On or after May 1, 2019 but prior to May 1, 2020
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					104.438%	104.438%
Triology LLC Due 2022 Notes | On or after May 1, 2020 but prior to May 1, 2021
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					102.219%	102.219%
Triology LLC Due 2022 Notes | On or after May 1, 2021
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					100.00%	100.00%
Triology LLC Due 2022 Notes | On or Prior to May 1, 2019, 35% of 2022 Notes redeemable
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					108.875%	108.875%
Triology LLC Due 2022 Notes | On or Prior to May 1, 2019, 35% of 2022 Notes redeemable | Maximum
Debt Instrument [Line Items]
Maximum percentage of principal amount redeemable at 108.875% plus accrued and unpaid interest					35.00%	35.00%
Triology LLC Due 2022 Notes | On or Prior to May 1, 2019, 35% of 2022 Notes redeemable | Minimum
Debt Instrument [Line Items]
Minimum percentage of principal amount that must remain after redemption at 108.875% plus accrued and unpaid interest					65.00%	65.00%
Syndicated Loan 2021 | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Aggregate principal amount of notes												$ 25,000,000
Debt stated interest rate			7.92%		7.92%				7.92%
Debt repayment terms					The Bolivian 2021 Syndicated Loan is required to be repaid in quarterly installments which commenced in 2016 and will end in 2021, with 10% of the principal amount to be repaid during each of the first two years of the Bolivian 2021 Syndicated Loan and 26.67% of the principal amount to be repaid during each of the final three years.	The Bolivian 2021 Syndicated Loan is required to be repaid in quarterly installments which commenced in 2016 and will end in 2021, with 10% of the principal amount to be repaid during each of the first two years of the Bolivian 2021 Syndicated Loan and 26.67% of the principal amount to be repaid during each of the final three years.
Debt, current			$ 5,000,000		$ 5,000,000
Debt, noncurrent			$ 10,000,000		$ 10,000,000
Financial covenant requirement					Maintain an indebtedness ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not greater than 2.15;a debt coverage ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not less than 1.25;a current ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not less than 0.65;and a structural debt ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not higher than 3.0.	Maintain an indebtedness ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not greater than 2.15;a debt coverage ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not less than 1.25;a current ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not less than 0.65;and a structural debt ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not higher than 3.0.
Maximum net indebteness ratio			215.00%		215.00%				215.00%
Minimum net debt coverage ratio			125.00%		125.00%				125.00%
Minimum net current ratio			65.00%		65.00%				65.00%
Maximum net structural debt ratio			300.00%		300.00%				300.00%
Syndicated Loan 2021 | Bolivia | Nueva Tel | Each of the first two years of the loan
Debt Instrument [Line Items]
Debt repayment percentage			10.00%		10.00%				10.00%
Syndicated Loan 2021 | Bolivia | Nueva Tel | Each of the final three years of the loan
Debt Instrument [Line Items]
Debt repayment percentage			26.67%		26.67%				26.67%
Syndicated Loan 2021 | Bolivia | Nueva Tel | Tasa De Referencia
Debt Instrument [Line Items]
Variable interest rate					5.50%	5.50%
Triology LLC Due 2019 Notes
Debt Instrument [Line Items]
Repayment of debt	450,000,000
Payment of fees and expenses	$ 9,100,000
2021 Senior Facilities Agreement | New Zealand
Debt Instrument [Line Items]
Deferred financing cost			$ 2,100,000		$ 2,100,000				$ 2,800,000
Debt modification and extinguishment costs					$ 3,700,000	$ 5,600,000
Credit facilities agreement maturity date					Jul. 31, 2021	Jul. 31, 2021
Debt weighted average interest rate			5.23%		5.23%				5.23%
Commitment fee rate					1.32%	1.32%
Commitment fee as a rate of the applicable margin on all undrawn and available commitments					40.00%	40.00%
Deferred financing costs			$ 5,700,000		$ 5,700,000				$ 8,400,000
2021 Senior Facilities Agreement | New Zealand | Working Capital Facility
Debt Instrument [Line Items]
Credit facility drawn									0
2021 Senior Facilities Agreement | New Zealand | Further investments
Debt Instrument [Line Items]
Credit facility drawn			6,700,000		6,700,000				10,000,000
2021 Senior Facilities Agreement | New Zealand | Line Of Credit Available For Refinancing An Older Facility
Debt Instrument [Line Items]
Deferred financing costs										$ 500,000	$ 700,000
2021 Senior Facilities Agreement | New Zealand | Capital Expenditures
Debt Instrument [Line Items]
Borrowing capacity									35,000,000
2021 Senior Facilities Agreement | New Zealand | 2degrees
Debt Instrument [Line Items]
Borrowing capacity			$ 167,800,000		$ 167,800,000				$ 250,000,000
Financial covenant requirement					maintain a total interest coverage ratio (as defined in the New Zealand 2021 Senior Facilities Agreement) of not less than 3.0 times; maintain a net leverage ratio (as defined in the New Zealand 2021 Senior Facilities Agreement) of not greater than 3.0 times from closing to June 30, 2019, not greater than 2.75 times from July 1, 2019 to June 30, 2020; and 2.50 times thereafter; and not exceed 110% of the agreed to annual capital expenditures (as defined in the New Zealand 2021 Senior Facilities Agreement) in any financial year.	maintain a total interest coverage ratio (as defined in the New Zealand 2021 Senior Facilities Agreement) of not less than 3.0 times; maintain a net leverage ratio (as defined in the New Zealand 2021 Senior Facilities Agreement) of not greater than 3.0 times from closing to June 30, 2019, not greater than 2.75 times from July 1, 2019 to June 30, 2020; and 2.50 times thereafter; and not exceed 110% of the agreed to annual capital expenditures (as defined in the New Zealand 2021 Senior Facilities Agreement) in any financial year.
Interest coverage ratio, minimum			300.00%		300.00%				300.00%
2021 Senior Facilities Agreement | New Zealand | 2degrees | On or after July, 2018 but prior to June, 2019
Debt Instrument [Line Items]
Maximum net leverage ratio			300.00%		300.00%				300.00%
2021 Senior Facilities Agreement | New Zealand | 2degrees | On or after July 1, 2019 but prior to June 30, 2020
Debt Instrument [Line Items]
Maximum net leverage ratio			275.00%		275.00%				275.00%
2021 Senior Facilities Agreement | New Zealand | 2degrees | On July 1, 2020 and Thereafter
Debt Instrument [Line Items]
Maximum net leverage ratio			250.00%		250.00%				250.00%
2021 Senior Facilities Agreement | New Zealand | 2degrees | Working Capital Facility
Debt Instrument [Line Items]
Borrowing capacity									$ 20,000,000
2021 Senior Facilities Agreement | New Zealand | 2degrees | Further investments
Debt Instrument [Line Items]
Borrowing capacity									35,000,000
2021 Senior Facilities Agreement | New Zealand | 2degrees | Line Of Credit Available For Refinancing An Older Facility
Debt Instrument [Line Items]
Borrowing capacity									195,000,000
Credit facility drawn			$ 130,900,000		$ 130,900,000				$ 195,000,000
2021 Senior Facilities Agreement | New Zealand | Maximum | New Zealand Bank Bill Reference Rate
Debt Instrument [Line Items]
Variable interest rate					3.80%	3.80%
2021 Senior Facilities Agreement | New Zealand | Maximum | 2degrees
Debt Instrument [Line Items]
Amount by which annual capital expenditures may not exceed the agreed upon amount			110.00%		110.00%				110.00%
2021 Senior Facilities Agreement | New Zealand | Minimum | New Zealand Bank Bill Reference Rate
Debt Instrument [Line Items]
Variable interest rate					2.40%	2.40%
2019 Senior Facilities Agreement | New Zealand
Debt Instrument [Line Items]
Borrowing capacity									$ 200,000,000
2019 Senior Facilities Agreement | New Zealand | 2degrees
Debt Instrument [Line Items]
Borrowing capacity			$ 200,000,000		$ 200,000,000				$ 134,200,000
Credit facilities agreement maturity date					Jan. 05, 2019	Jan. 05, 2019
2019 Senior Facilities Agreement | New Zealand | 2degrees | Before Amendment [Member]
Debt Instrument [Line Items]
Credit facilities agreement maturity date					Jun. 30, 2018	Jun. 30, 2018
2019 Senior Facilities Agreement | New Zealand | Maximum | 2degrees
Debt Instrument [Line Items]
Commitment fee rate					1.35%	1.35%
Accrued interest payable					2.05%	2.05%
2019 Senior Facilities Agreement | New Zealand | Minimum | 2degrees
Debt Instrument [Line Items]
Commitment fee rate					0.75%	0.75%
Accrued interest payable					1.15%	1.15%
Bank Loan 2022 | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Aggregate principal amount of notes							$ 7,000,000
Debt stated interest rate			6.00%		6.00%				6.00%
Debt, current			$ 1,700,000		$ 1,700,000
Debt, noncurrent			$ 5,300,000		$ 5,300,000
Debt repayment terms					The Bolivian Bank Loan is required to be repaid in quarterly installments which commencing in 2019 through 2022, with 25% of the principal amount to be repaid each year.	The Bolivian Bank Loan is required to be repaid in quarterly installments which commencing in 2019 through 2022, with 25% of the principal amount to be repaid each year.
Bank Loan 2022 | Bolivia | Nueva Tel | Annual payment required during the last four years
Debt Instrument [Line Items]
Debt repayment percentage			25.00%		25.00%				25.00%
Bank Loan 2023 | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Aggregate principal amount of notes			$ 8,000,000		$ 8,000,000
Debt repayment terms					The Bolivian 2023 Bank Loan is required to be repaid in quarterly installments commencing in September 2019 through 2023, with 11% of the principal amount to be repaid during the first year and 22.25% of the principal amount to be repaid during each of the final four years.	The Bolivian 2023 Bank Loan is required to be repaid in quarterly installments commencing in September 2019 through 2023, with 11% of the principal amount to be repaid during the first year and 22.25% of the principal amount to be repaid during each of the final four years.
Debt, current			400,000		$ 400,000
Debt, noncurrent			3,600,000		$ 3,600,000
Cash drawn under the facility during the period			$ 4,000,000
Bank Loan 2023 | Bolivia | Nueva Tel | Each of the final four years
Debt Instrument [Line Items]
Debt repayment percentage			22.25%		22.25%				22.25%
Bank Loan 2023 | Bolivia | Nueva Tel | The First Year
Debt Instrument [Line Items]
Debt repayment percentage			11.00%		11.00%				11.00%
Bank Loan 2023 | Bolivia | Nueva Tel | First 24 Months
Debt Instrument [Line Items]
Fixed rate on debt			7.00%		7.00%				7.00%
Bank Loan 2023 | Bolivia | Nueva Tel | Tasa De Referencia | After First 24 Months
Debt Instrument [Line Items]
Variable interest rate			5.00%
Bank Loan 2023 | Bolivia | Nueva Tel | Subsequent Event
Debt Instrument [Line Items]
Cash drawn under the facility during the period		$ 4,000,000